Principles of Consolidation and Summary of Significant Accounting Policies (Details 3)	Dec. 31, 2011	Dec. 31, 2010
Exchange rates used to translate amounts in RMB into USD
Exchange rate on balance sheet dates USD : RMB exchange rate	6.3647	6.6118
Average exchange rate for the year USD : RMB exchange rate	6.47351	6.77875